Document and Entity Information	0 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Central Index Key	0000276914
Amendment Flag	false
Document Creation Date	Nov. 27, 2012
Document Effective Date	Dec. 01, 2012
Prospectus Date	Dec. 01, 2012